Contingent Payment Obligations (Tables)	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of milestone payments are to be made upon achievements of certain conditions
Amount
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$282,564
From entering phase 1 to before first commercial sale	22,276,410
First commercial sale	14,956,410
Net sales amount more than certain threshold in a year	70,769,231
Subtotal	108,284,615

Diagnostics technology: up to the conditions and milestones of
Before FDA approval	201,349

Total	$108,485,964